Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net Sales	R$ 53,615,440	R$ 53,805,028	R$ 48,343,305
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net Sales	26,858,918	26,997,788	24,808,889
Country Of Brazil [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net Sales	5,914,882	5,976,960	6,002,585
Country Of Brazil [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net Sales	20,601,576	20,878,697	18,729,686
Country Of Brazil [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net Sales	342,460	142,131	76,618
International [Member]
IfrsStatementLineItems [Line Items]
Net Sales	23,851,764	24,103,135	21,514,704
International [Member] | In Natura [Member]
IfrsStatementLineItems [Line Items]
Net Sales	19,888,732	20,044,710	18,212,688
International [Member] | Processed Foods [Member]
IfrsStatementLineItems [Line Items]
Net Sales	3,765,633	3,679,233	2,955,431
International [Member] | Other Sales [Member]
IfrsStatementLineItems [Line Items]
Net Sales	197,399	379,192	346,585
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Net Sales	R$ 2,904,758	R$ 2,704,105	R$ 2,019,712